Divestitures - Additional Information (Detail) - CAD ($) $ in Millions						3 Months Ended				12 Months Ended
	May 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 13, 2019	Apr. 30, 2019	Jul. 31, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Oct. 31, 2019	Jun. 22, 2020	Apr. 30, 2020	Dec. 03, 2019
Disclosure of detailed information about business combination [line items]
Total derecognized assets						$ 1,169,872		$ 1,086,161		$ 1,086,161		$ 1,247,073
Total derecognized liabilities						1,099,297		1,015,969		1,015,969		$ 1,176,738
Puerto Rico and US Virgin Islands [member]
Disclosure of detailed information about business combination [line items]
Gain (loss) on sale of subsidiary after tax			$ (424)				$ (22)		$ (402)
Total derecognized assets			4,800
Total derecognized liabilities			$ 4,166
Increase decrease in common equity tier one ratio							0.07%
British Virgin Islands [member]
Disclosure of detailed information about business combination [line items]
Gain (loss) on sale of subsidiary after tax	$ 48
Total derecognized assets	631
Total derecognized liabilities	$ 537
Increase decrease in common equity tier one ratio	0.02%
Insurance and Banking Operations [member] | EL SALVADOR
Disclosure of detailed information about business combination [line items]
Gain (loss) on sale of subsidiary after tax							$ (28)			(136)
Gain loss on sale of subsidiary after tax one		$ (164)
Total derecognized assets		2,796					2,796
Total derecognized liabilities		$ 2,481					$ 2,481
Increase decrease in common equity tier one ratio							0.04%
Banking operations in the Caribbean [Member]
Disclosure of detailed information about business combination [line items]
After-tax net gain on sale of operations								38
Total derecognized assets								2,086		2,086
Total derecognized liabilities								2,069		$ 2,069
Metal Business [Member] | Goodwill [member]
Disclosure of detailed information about business combination [line items]
Loss on winding up of business unit						$ 40
TMB and TBank (Merged Bank) [member]
Disclosure of detailed information about business combination [line items]
Increase decrease in common equity tier one ratio							0.36%
TMB and TBank (Merged Bank) [member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest													6.00%
Gain on sale of subsidiary before tax							$ 426
Gain (loss) on sale of subsidiary after tax							414
TBank subsidiaries [member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest													49.00%
Total derecognized assets													$ 3,600
Scotia Crecer AFP and Scotia Seguros [member] | Pension and related insurance businesses [Member] | Dominican Republic [member]
Disclosure of detailed information about business combination [line items]
Gain (loss) on sale of subsidiary after tax					$ 273
Total derecognized assets					111
Total derecognized liabilities					$ 26
AFP Colfondos [Member]
Disclosure of detailed information about business combination [line items]
Gain (loss) on sale of subsidiary after tax							(48)	$ (64)
Total derecognized assets				$ 240
Total derecognized liabilities				53
Amount reclassified from AOCI to retained earnings							27
Profit loss attributable to owners of parent after reclassification							$ (85)
Gain (loss) on sale of subsidiary after tax and non-controlling interests				$ (112)
AFP Colfondos [Member] | Disposal of major subsidiary [member]
Disclosure of detailed information about business combination [line items]
Ownership interest, potential divestiture				51.00%
Scotiabank (Belize) Ltd [member]
Disclosure of detailed information about business combination [line items]
Ownership interest, potential divestiture											100.00%